Asset Retirement Obligation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation [Abstract]
Reconciliation of Total Reclamation Liability for Asset Retirement Obligations
Although the ultimate amount of reclamation and closure costs to be incurred is uncertain, the Partnership maintained a post-closure reclamation and site restoration obligation as follows:

Balance at December 31, 2013	$4,628
Additions to liabilities	—
Accretion expense	57
Balance at March 31, 2014	$4,685

Although the ultimate amount of reclamation and closure costs to be incurred is uncertain, the Partnership maintained a post-closure reclamation and site restoration obligation as follows:

Balance at January 1, 2011	$—
Additions to liabilities	804
Accretion expense	28
Balance at December 31, 2011	832
Additions to liabilities	3,449
Accretion expense from January 1 to August 15, 2012	16
Accretion expense from August 16 to December 31, 2012	102
Balance at December 31, 2012	4,399
Additions to liabilities	—
Accretion expense	228
Balance at December 31, 2013	$4,628